RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2024
RELATED PARTY TRANSACTIONS AND BALANCES
Schedule of nature of relationships with related parties

Name	Relationship with the Company
Horgos Zhijiantiancheng	Controlled by EJAM Group, which indirectly hold a 6.8% equity interest in the Company
Anruitai Investment Limited (“Anruitai”)	90% owned by Ms. Wenxiu Zhong and 10% owned by Mr. Sheng Gong, the Director and indirect equity shareholder of the Company

Schedule of transactions with related parties

	For the Years Ended
	December 31,
	2024	2023	2022
Services purchased from related parties
Horgos Zhijiantiancheng	$—	$161,264	$4,464,919
	$—	$161,264	$4,464,919

Schedule of balances due from related parties

	December 31,	December 31,
	2024	2023
Due from related parties
Anruitai Investment Limited	$28,667	$28,667
Others	—	1,408
	$28,667	$30,075

Schedule of balances due to related parties

	December 31,	December 31,
	2024	2023
Other payable
Wenxiu Zhong	$3,566	$3,546
Others	—	8,630
	$3,566	$12,176